Commitments and Contingencies (Details) - Schedule of Future Lease Payments Under Operating Leases - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Future Lease Payments Under Operating Leases [Abstract]
2024	$ 395,688
2025	273,724
Total future lease payments	669,412
Less imputed interest	(28,789)
Total lease liabilities	640,623
Less: current portion	(373,860)	$ (405,591)
Operating lease liability, non-current	$ 266,763	$ 647,983